2. Loans: Loans Receivable, Nonaccrual status policy (Policies)	12 Months Ended
Dec. 31, 2014
Policies
Loans Receivable, Nonaccrual status policy

When a loan becomes 60 days or more past due based on its original terms, it is placed in nonaccrual status.  At this time, the accrual of any additional finance charges is discontinued.  Finance charges are then only recognized to the extent there is a loan payment received or until the account qualifies for return to accrual status.  Non-accrual loans return to accrual status when the loan becomes less than 60 days past due.